Income Taxes (Reconciliation of Effective Income Tax Rate) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income before provision for income taxes	$ 1,173	$ 1,194
Statutory income tax rate	29.00%	29.00%
Income taxes, at statutory income tax rates	$ 340	$ 346
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(72)	(70)
Tax credits	(53)	(18)
Foreign tax rate variance	(36)	(44)
Amortization of deferred income tax regulatory liabilities	(33)	(33)
Tax effect of equity earnings	(15)	(10)
GBPC impairment charge	0	21
Other	(3)	(7)
Income tax expense	$ 128	$ 185
Effective income tax rate	11.00%	15.00%
Regulatory Liabilities	$ 1,772	$ 2,273
Incremental tax benefits payable to customers [Member]
Regulatory Liabilities	$ 30	$ 9